DESCRIPTION OF BUSINESS (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
DESCRIPTION OF BUSINESS
Accumulated Deficit	$ (294)
Cash Used In Operating Activities	4,700,000
Accumulated Deficit	$ (294,027,153)	$ (289,542,080)	$ (278,494,185)
Cash Used In Operating Activities		$ (12,012,873)	$ (10,856,203)